Stock Option Activity (Detail) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of Stock Options
Outstanding, beginning of year	2,799,000
Granted	925,000	[1]
Exercised	(380,000)		0	0
Cancelled	(1,766,000)	[2]
Forfeited	(9,000)
Expired	(1,000)
Outstanding, end of year	1,568,000		2,799,000
Exercisable at December 31, 2013	1,144,000
Weighted Average Exercise price
Outstanding, beginning of year	$ 14.62
Granted	$ 24.36	[1]
Exercised	$ 6.40
Cancelled	$ 18.00	[2]
Forfeited	$ 27.00
Expired	$ 27.00
Outstanding, end of year	$ 18.48		$ 14.62
Exercisable at December 31, 2013	$ 15.22
Weighted Average remaining contractual term
Outstanding, end of year	5 years 7 months 6 days
Exercisable at December 31, 2013	4 years 3 months 18 days
Aggregate intrinsic value
Outstanding, end of year	$ 9.3
Exercisable at December 31, 2013	$ 9.2

[1]	Includes 0.4 million options granted to certain employees at a weighted average exercise price of $21.25 per option, which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.
[2]	In connection with the IPO, the unvested portion of certain options based on performance were cancelled and forfeited and new grants of time-based restricted share units ("RSUs") and options were awarded.